Insurance Contracts - Summary of Exposure of Market Risk Arising from Embedded Derivatives Included in Host Insurance Contracts (Details) - KB Life Insurance Co., Ltd. - KRW (₩) ₩ in Millions		Dec. 31, 2021	Dec. 31, 2020
Variable Annuity
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	₩ 611,283	₩ 490,551
Guarantee reserve		3,014	2,782
Universal Life [Member]
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	78,689	90,337
Guarantee reserve		2,768	2,515
Variable saving
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	556,196	720,197
Guarantee reserve		393	504
Total [Member]
Details Of Exposure Of Market Risk Arising From Embeded Derivatives Included In Host Insurance Contracts Line Items [Line Items]
Policyholders' reserve	[1]	1,246,168	1,301,085
Guarantee reserve		₩ 6,175	₩ 5,801

[1]	Excludes the amount of the lapsed insurance reserve.